Tax expense - Discosure of significant components of deferred tax assets and liabilities and their changes (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	[1]	€ (801)
Deferred tax assets at beginning of period	[1]	1,096
Deferred tax liability (asset) at beginning of period		295
Deferred tax liabilities at end of period		(4,374)	€ (801)	[1]
Deferred tax assets at end of period		1,927	1,096	[1]
Deferred tax liability (asset) at end of period		(2,447)	295
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period		(2,738)	(2,377)
FCA-PSA merger		8,934
Recognized in Consolidated Income Statement		474	(381)
Recognized in Equity		553	4
Transferred to Assets/(Liabilities) Held for Sale		(1)	0
Translation differences and Other		396	16
Deferred tax liabilities at end of period		(13,094)	(2,738)
Accelerated depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		44	490
FCA-PSA merger		2,159
Recognized in Consolidated Income Statement		374	(496)
Recognized in Equity		0	0
Transferred to Assets/(Liabilities) Held for Sale		(1)	0
Translation differences and Other		174	50
Deferred tax liabilities at end of period		(2,662)
Deferred tax assets at end of period			44
Capitalized development assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period		(1,784)	(1,858)
FCA-PSA merger		2,574
Recognized in Consolidated Income Statement		176	(163)
Recognized in Equity		0	0
Transferred to Assets/(Liabilities) Held for Sale		0	0
Translation differences and Other		(221)	89
Deferred tax liabilities at end of period		(4,313)	(1,784)
Other Intangible assets and Intangible assets with indefinite useful lives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period		(188)	(158)
FCA-PSA merger		3,331
Recognized in Consolidated Income Statement		16	30
Recognized in Equity		0	0
Transferred to Assets/(Liabilities) Held for Sale		0	0
Translation differences and Other		198	0
Deferred tax liabilities at end of period		(3,733)	(188)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period		(68)	(65)
FCA-PSA merger		381
Recognized in Consolidated Income Statement		(69)	2
Recognized in Equity		0	0
Transferred to Assets/(Liabilities) Held for Sale		0	0
Translation differences and Other		17	1
Deferred tax liabilities at end of period		(397)	(68)
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period		0
FCA-PSA merger		114
Recognized in Consolidated Income Statement		(44)
Recognized in Equity		491
Transferred to Assets/(Liabilities) Held for Sale		0
Translation differences and Other		30
Deferred tax liabilities at end of period		(591)	0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period		(742)	(786)
FCA-PSA merger		375
Recognized in Consolidated Income Statement		21	16
Recognized in Equity		62	(4)
Transferred to Assets/(Liabilities) Held for Sale		0	0
Translation differences and Other		198	(56)
Deferred tax liabilities at end of period		(1,398)	(742)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		2,690	2,493
FCA-PSA merger		9,913
Recognized in Consolidated Income Statement		(253)	175
Recognized in Equity		(249)	117
Transferred to Assets/(Liabilities) Held for Sale		13	0
Translation differences and Other		(145)	(95)
Deferred tax assets at end of period		11,969	2,690
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		665	636
FCA-PSA merger		3,595
Recognized in Consolidated Income Statement		(2)	(16)
Recognized in Equity		0	0
Transferred to Assets/(Liabilities) Held for Sale		9	0
Translation differences and Other		243	45
Deferred tax assets at end of period		4,510	665
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		892	751
FCA-PSA merger		1,424
Recognized in Consolidated Income Statement		306	(2)
Recognized in Equity		(258)	118
Transferred to Assets/(Liabilities) Held for Sale		2	0
Translation differences and Other		(41)	25
Deferred tax assets at end of period		2,325	892
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		80	77
FCA-PSA merger		377
Recognized in Consolidated Income Statement		(66)	3
Recognized in Equity		0	0
Transferred to Assets/(Liabilities) Held for Sale		0	0
Translation differences and Other		22	0
Deferred tax assets at end of period		413	80
Impairment of tangible and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		0	0
FCA-PSA merger		1,986
Recognized in Consolidated Income Statement		(394)	0
Recognized in Equity		0	0
Transferred to Assets/(Liabilities) Held for Sale		0	0
Translation differences and Other		(2)	0
Deferred tax assets at end of period		1,590	0
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		290	233
FCA-PSA merger		117
Recognized in Consolidated Income Statement		26	44
Recognized in Equity		0	0
Transferred to Assets/(Liabilities) Held for Sale		1	0
Translation differences and Other		(184)	13
Deferred tax assets at end of period		250	290
Allowances for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period			(3)
Deferred tax assets at beginning of period		0
FCA-PSA merger		126
Recognized in Consolidated Income Statement		(10)	0
Recognized in Equity		0	0
Transferred to Assets/(Liabilities) Held for Sale		0	0
Translation differences and Other		(1)	3
Deferred tax assets at end of period		115	0
Provision for buy back
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		69	54
FCA-PSA merger		0
Recognized in Consolidated Income Statement		64	15
Recognized in Equity		0	0
Transferred to Assets/(Liabilities) Held for Sale			0
Translation differences and Other		(2)	0
Deferred tax assets at end of period		131	69
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		694	745
FCA-PSA merger		2,288
Recognized in Consolidated Income Statement		(177)	131
Recognized in Equity		9	(1)
Transferred to Assets/(Liabilities) Held for Sale		1	0
Translation differences and Other		(180)	(181)
Deferred tax assets at end of period		2,635	694
Unrecognized deferred tax assets on temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		938	745
FCA-PSA merger		3,439
Recognized in Consolidated Income Statement		(957)	74
Recognized in Equity		16	89
Transferred to Assets/(Liabilities) Held for Sale		6	0
Translation differences and Other		20	30
Deferred tax assets at end of period		3,462	938
Deferred tax assets arising on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		4,289	4,630
FCA-PSA merger		5,226
Recognized in Consolidated Income Statement		(130)	(254)
Recognized in Equity		(33)	0
Transferred to Assets/(Liabilities) Held for Sale		12	0
Translation differences and Other		(561)	(87)
Deferred tax assets at end of period		8,803	4,289
Unrecognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period		3,008	3,630
FCA-PSA merger		4,783
Recognized in Consolidated Income Statement		(539)	(551)
Recognized in Equity		(33)	0
Transferred to Assets/(Liabilities) Held for Sale		12	0
Translation differences and Other		(568)	(71)
Deferred tax assets at end of period		6,663	3,008
Total Net deferred tax assets/(liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		295	371
FCA-PSA merger		2,017
Recognized in Consolidated Income Statement		(639)	(17)
Recognized in Equity		818	(32)
Transferred to Assets/(Liabilities) Held for Sale		(8)	0
Translation differences and Other		554	125
Deferred tax liability (asset) at end of period		€ (2,447)	€ 295

[1]	Refer to Note 3, Scope of consolidation